4. NOTES PAYABLE- annual	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Annual Member
4. NOTES PAYABLE

4. NOTES PAYABLE

Notes payable as of March 31, 2014 and December 31, 2013 consists of the following:

	March 31, 2014	December 31, 2013

Lafayette Community Bank A term loan secured by a stockholder, payable in monthly installments of $2,587 commencing in December 25, 2009 but refinanced in May 2011. The loan is due in full on May 18, 2016. Interest accrues monthly at 7.5% per annum.	66,156	72,596
Stockholder Demand loan payable with interest at 5% per month. The loan is secured by the Company’s accounts receivable. The note payable matured on December 17, 2009 at which the debt became due and payable and therefore the loan is currently in default.	50,000	50,000
Investor An unsecured loan from an investor, payable in monthly installments of $5,000 commencing July 1, 2013 until paid in full. The loan bears no interest and is the amount due as a result of a settlement of the stock settlement payable mentioned below.	35,000	45,000
Chase A secured loan to finance the purchase of a truck, payable monthly in installments of $533, which includes interest at 5.34% per annum.	2,546	4,618
TOTAL	$153,702	$172,214

Less current portion	114,544	126,116

Non-current portion	$39,158	$46,098

Principal payments for the next five years ending March 31:

2015	$114,544
2016	29,093
2017	10,065
Thereafter	0
TOTAL	$153,702

4. NOTES PAYABLE

Notes payable as of December 31, 2013 and December 31, 2012 consists of the following:

	2013	2012
Stockholder
An unsecured loan from a stockholder which is payable on demand with interest at 12%. The note was dated November 1, 2007 and the note matures and the principal is payable upon the demand of the lender. The note was paid in full during 2013 primarily through the issuance of common stock issuable.	$—	$116,000

Investor
An unsecured loan from an investor, payable in monthly installments of $5,000 commencing July 1, 2013 until paid in full. The loan bears no interest and is the amount due as a result of a settlement of the stock settlement payable mentioned below.	45,000	—

Lafayette Community Bank
A term loan secured by a stockholder, payable in monthly installments of $2,587 commencing in December 25, 2009 but refinanced in May 2011. The loan is due in full on May 18, 2016 and interest accrues monthly at 7.5% per annum.	72,596	97,185

Stockholder
Demand loan payable with interest at 5% per month dated September 18, 2009. The loan is secured by the Company’s accounts receivable. The note was payable in full on December 17, 2009 so this debt is currently in default.	50,000	50,000

Chase
Equipment loan to finance the purchases of a truck, payable monthly in installments of $533, which include interest at 5.34% per annum.	4,618	10,104

TOTAL	172,214	273,289

Less current portion	126,116	197,058

Non-current portion	$46,098	$76,231

Principal payments for the next five years:

2014	$126,116
2015	28,555
2016	17,543
Thereafter	—

TOTAL	$172,214